M3Sixty Funds Trust
Cognios Large Cap Value Fund
Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 151.84% (b)

Basic Materials - 0.60%
Linde PLC (b)	676	$116,948

Communications - 6.81%
AT&T, Inc. (b)	13,900	405,185
CenturyLink, Inc. (b)	15,311	144,842
Facebook, Inc. - Class A (a) (b)	745	124,266
Juniper Networks, Inc. (b)	3,835	73,402
Motorola Solutions, Inc. (b)	1,140	151,529
Omnicom Group, Inc. (b)	6,153	337,800
Verizon Communications, Inc. (b)	1,720	92,416
		1,329,440
Consumer, Cyclical - 33.05%
Alaska Air Group, Inc. (b)	5,990	170,535
AutoZone, Inc. (a) (b)	391	330,786
Capri Holdings Ltd. (a) (b)	9,895	106,767
Copart, Inc. (a) (b)	3,242	222,142
Costco Wholesale Corp. (b)	330	94,093
Darden Restaurants, Inc. (b)	4,117	224,212
Dollar General Corp. (b)	3,510	530,045
Dollar Tree, Inc. (a) (b)	3,517	258,394
Foot Locker, Inc. (b)	3,359	74,066
Gap, Inc. (b)	23,313	164,124
Hanesbrands, Inc. (b)	7,341	57,774
Kohl’s Corp. (b)	1,213	17,698
L Brands, Inc. (b)	20,292	234,576
Macy’s, Inc. (b)	24,040	118,036
McDonald’s Corp. (b)	2,364	390,887
NIKE, Inc. - Class B (b)	3,433	284,046
Nordstrom, Inc.(b)	12,585	193,054
NVR, Inc. (b)	45	115,610
O’Reilly Automotive, Inc. (a) (b)	684	205,918
PulteGroup, Inc. (b)	14,286	318,864
Ralph Lauren Corp. (b)	1,657	110,737
Ross Stores, Inc. (b)	1,591	138,369
Starbucks Corp. (b)	6,025	396,083
Tapestry, Inc. (b)	5,926	76,742
Target Corp. (b)	4,237	393,914
TJX Cos., Inc. (b)	8,556	409,062
Walgreens Boots Alliance, Inc. (b)	1,727	79,010
Walmart, Inc. (b)	4,373	496,860
Yum! Brands, Inc. (b)	3,514	240,814
		6,453,218

M3Sixty Funds Trust
Cognios Large Cap Value Fund
Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 151.84% (b)

Consumer, Non-cyclical - 59.26%
ABIOMED, Inc. (b)	1,006	146,031
Altria Group, Inc. (b)	10,062	389,098
Bristol-Myers Squibb Co. (b)	7,273	405,397
Campbell Soup Co. (b)	11,628	536,748
Centene Corp. (b)	1,763	104,740
Church & Dwight Co., Inc. (b)	6,653	426,990
Cigna Corp. (b)	546	96,740
Clorox Co. (b)	3,077	533,090
Colgate-Palmolive Co. (b)	6,896	457,619
Conagra Brands, Inc. (b)	17,633	517,352
Constellation Brands, Inc. - Class A (b)	2,490	356,966
Cooper Cos., Inc. (b)	292	80,496
CVS Health Corp. (b)	1,239	73,510
Estee Lauder Cos., Inc. (b)	865	137,829
General Mills, Inc. (b)	9,588	505,959
H&R Block, Inc. (b)	18,937	266,633
HCA Healthcare, Inc. (b)	2,896	260,206
Hershey Co. (b)	3,646	483,095
Hormel Foods Corp. (b)	11,444	533,748
Johnson & Johnson (b)	3,494	458,168
Kellogg Co. (b)	8,133	487,899
Kimberly-Clark Corp. (b)	3,680	470,562
Kroger Co. (b)	10,598	319,212
Lamb Weston Holdings, Inc. (b)	6,359	363,099
McCormick & Co., Inc. (b)	3,098	437,469
Molson Coors Brewing Co. - Class B (b)	8,080	315,201
PepsiCo, Inc. (b)	3,007	361,141
Procter & Gamble Co. (b)	4,323	475,530
Quest Diagnostics, Inc. (b)	2,693	216,248
Sysco Corp. (b)	6,661	303,941
Tyson Foods, Inc. - Class A (b)	6,636	384,025
UnitedHealth Group, Inc. (b)	1,445	360,354
Verisk Analytics, Inc. (b)	2,202	306,915
		11,572,011
Energy - 1.60%
Cabot Oil & Gas Corp. (b)	15,594	268,061
Occidental Petroleum Corp. (b)	3,875	44,872
		312,933
Financials - 24.56%
Aflac, Inc. (b)	9,327	319,356
Allstate Corp. (b)	825	75,677
Aon PLC (b)	880	145,235

M3Sixty Funds Trust
Cognios Large Cap Value Fund
Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 151.84% (b)

Arthur J. Gallagher & Co. (b)	2,952	240,618
Assurant, Inc. (b)	1,135	118,142
Berkshire Hathaway, Inc.- Class B (a) (b)	1,262	230,731
Cboe Global Markets, Inc. (b)	4,347	387,970
Cincinnati Financial Corp. (b)	1,374	103,668
CME Group, Inc. (b)	1,076	186,051
Everest Re Group Ltd. (b)	497	95,633
Hartford Financial Services Group, Inc. (b)	6,500	229,060
Intercontinental Exchange, Inc. (b)	5,590	451,392
Loews Corp. (b)	2,293	79,865
Marsh & McLennan Cos, Inc. (b)	2,686	232,232
Nasdaq, Inc. (b)	4,869	462,312
Progressive Corp. (b)	6,349	468,810
Public Storage (b)	2,144	425,820
Western Union Co. (b)	11,896	215,674
Willis Towers Watson PLC (b)	1,929	327,641
		4,795,887
Industrials - 10.11%
Amcor PLC (b)	8,826	71,667
Ball Corp. (b)	2,213	143,093
CH Robinson Worldwide, Inc. (b)	5,682	376,148
Expeditors International of Washington, Inc. (b)	1,091	72,792
Northrop Grumman Corp. (b)	1,231	372,439
Raytheon Co. (b)	861	112,920
Republic Services, Inc. (b)	5,632	422,738
United Technologies Corp. (b)	1	94
Waste Management, Inc. (b)	4,332	400,970
		1,972,861
Technology - 11.61%
Activision Blizzard, Inc. (b)	5,135	305,430
Akamai Technologies, Inc. (a) (b)	5,942	543,634
Broadcom, Inc. (b)	694	164,547
Fidelity National Information Services, Inc. (b)	786	95,609
Fiserv, Inc. (a) (b)	2,368	224,936
Fortinet, Inc. (a) (b)	1,531	154,891
Intel Corp. (b)	4,978	269,409
Paychex, Inc. (b)	2,305	145,031
Skyworks Solutions, Inc. (b)	1,004	89,738
Take-Two Interactive Software, Inc. (a) (b)	2,313	274,345
		2,267,570
Utilities - 4.24%
American Electric Power Co., Inc. (b)	2,449	195,871
CMS Energy Corp. (b)	2,089	122,729

M3Sixty Funds Trust
Cognios Large Cap Value Fund
Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 151.84% (b)

DTE Energy Co. (b)	1,651	156,795
Exelon Corp. (b)	1,770	65,154
NRG Energy, Inc. (b)	4,748	129,430
PPL Corp. (b)	6,402	158,001
		827,980

TOTAL COMMON STOCK (Cost $35,364,582)		29,648,848

TOTAL INVESTMENTS (Cost $35,364,582) - 151.84%		$29,648,848
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (51.84%)		(10,122,241)
NET ASSETS - 100%		$19,526,607

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) All or a portion of the security is segregated as collateral for line of credit borrowings.

The following abbreviations are used in this portfolio:
Ltd. - Limited
PLC - Public Limited Company

M3Sixty Funds Trust
Cognios Market Neutral Large Cap Fund
Schedules of Investments
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 102.33%

Communications - 3.81%
AT&T, Inc. (b)	17,799	$518,841
Motorola Solutions, Inc. (b)	3,706	492,602
Omnicom Group, Inc. (b)	9,696	532,310
		1,543,753
Consumer, Cyclical - 23.10%
AutoZone, Inc. (a) (b)	655	554,130
Darden Restaurants, Inc. (b)	7,485	407,633
Dollar General Corp. (b)	4,191	632,883
Dollar Tree, Inc. (a) (b)	8,446	620,528
Gap, Inc. (b)	48,280	339,891
L Brands, Inc. (b)	27,933	322,906
Macy’s, Inc. (b)	55,484	272,426
McDonald’s Corp. (b)	3,316	548,301
Nordstrom, Inc. (b)	21,500	329,810
NVR, Inc. (b)	171	439,318
O’Reilly Automotive, Inc. (a) (b)	1,817	547,008
PulteGroup, Inc. (b)	15,327	342,099
Ross Stores, Inc. (b)	6,289	546,954
Starbucks Corp. (b)	8,688	571,149
Target Corp. (b)	6,219	578,180
TJX Cos., Inc. (b)	10,972	524,571
Walgreens Boots Alliance, Inc. (b)	13,927	637,160
Walmart, Inc. (b)	5,755	653,883
Yum! Brands, Inc. (b)	7,317	501,434
		9,370,264
Consumer, Non-cyclical - 40.45%
AbbVie, Inc. (b)	7,416	565,025
ABIOMED, Inc. (a) (b)	4,400	638,704
Altria Group, Inc. (b)	15,505	599,578
Biogen, Inc. (b)	2,063	652,692
Bristol-Myers Squibb Co. (b)	11,001	613,196
Campbell Soup Co. (b)	12,561	579,816
Church & Dwight Co., Inc. (b)	8,918	572,357
Cigna Corp. (a) (b)	3,292	583,277
Clorox Co. (b)	3,854	667,706
Colgate-Palmolive Co. (b)	9,118	605,070
Constellation Brands, Inc. - Class A (b)	3,660	524,698
General Mills, Inc. (b)	12,477	658,411
H&R Block, Inc. (b)	31,574	444,562
Hershey Co. (b)	4,200	556,500

M3Sixty Funds Trust
Cognios Market Neutral Large Cap Fund
Schedules of Investments
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 102.33%

Hormel Foods Corp. (b)	15,188	708,368
Humana, Inc. (b)	1,808	567,748
Johnson & Johnson (b)	4,759	624,048
Kellogg Co. (b)	10,498	629,775
Kimberly-Clark Corp. (b)	4,624	591,271
Lamb Weston Holdings, Inc. (b)	7,704	439,898
McCormick & Co., Inc. (b)	4,380	618,500
Molson Coors Brewing Co. - Class B (b)	13,138	512,513
PepsiCo, Inc. (b)	4,830	580,083
Procter & Gamble Co. (b)	5,533	608,630
Regeneron Pharmaceuticals, Inc. (b)	1,358	663,098
Sysco Corp. (b)	9,654	440,512
Tyson Foods, Inc. - Class A (b)	9,887	572,161
UnitedHealth Group, Inc. (b)	2,359	588,287
		16,406,484
Energy - 1.91%
Cabot Oil & Gas Corp. (b)	45,088	775,063

Financials - 17.31%
Aflac, Inc. (b)	15,790	540,650
Arthur J Gallagher & Co. (b)	6,495	529,407
Berkshire Hathaway, Inc. (a) (b)	3,176	580,668
Cincinnati Financial Corp. (b)	6,594	497,517
Everest Re Group Ltd. (b)	2,557	492,018
Hartford Financial Services Group, Inc. (b)	12,803	451,178
Intercontinental Exchange, Inc. (b)	6,816	550,392
Marsh & McLennan Cos., Inc. (b)	6,225	538,213
Nasdaq, Inc. (b)	5,906	560,775
Progressive Corp. (b)	8,348	616,416
Public Storage (b)	2,946	585,105
Western Union Co. (b)	28,486	516,451
Willis Towers Watson PLC (b)	3,298	560,165
		7,018,955
Industrials - 7.17%
CH Robinson Worldwide, Inc. (b)	9,689	641,412
Expeditors International of Washington, Inc. (b)	9,348	623,699
Northrop Grumman Corp. (b)	1,966	594,813
Republic Services, Inc. (b)	7,009	526,096
Waste Management, Inc. (b)	5,624	520,557
		2,906,577
Technology - 5.89%
Activision Blizzard, Inc. (b)	10,825	643,871
Akamai Technologies, Inc. (a) (b)	7,170	655,983
Broadcom, Inc. (b)	2,388	566,195
Paychex, Inc. (b)	8,340	524,753
		2,390,802

M3Sixty Funds Trust
Cognios Market Neutral Large Cap Fund
Schedules of Investments
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 102.33%

Utilities - 2.69%
NiSource, Inc. (b)	22,558	563,273
NRG Energy, Inc. (b)	19,418	529,335
		1,092,608

TOTAL COMMON STOCK (Cost $48,135,112)		41,504,506

SHORT-TERM INVESTMENTS - 2.66%
BlackRock Liquidity Funds T-Fund Portfolio - Retail Class, 0.00% (c)	1,080,365	1,080,365

TOTAL SHORT-TERM INVESTMENTS (Cost $1,080,365)		1,080,365

TOTAL INVESTMENTS (Cost $49,215,477) - 104.99%		$42,584,871
SECURITIES SOLD SHORT (Proceeds $39,932,408) - (86.14%)		(34,937,590)
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 81.15%		32,912,834
NET ASSETS - 100%		$40,560,115

Percentages are stated as a percent of net assets.

(a) Non-income producing security

(b) All or a portion of the security is segregated as collateral for securities sold short.

(c) Rate shown represents the 7-day effective yield at March 31, 2020, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

M3Sixty Funds Trust

Cognios Market Neutral Large Cap Fund
Schedules of Invesments: Securities Sold Short
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 86.14%

Basic Materials - 4.09%
Air Products & Chemicals, Inc.	1,249	$249,313
CF Industries Holdings, Inc.	7,684	209,005
DuPont de Nemours, Inc.	6,704	228,606
Ecolab, Inc.	1,445	225,174
International Flavors & Fragrances, Inc.	2,300	234,784
Linde PLC	1,463	253,099
Newmont Mining Corp.	5,703	258,232
		1,658,213
Communications - 3.63%
Charter Communications, Inc.	565	246,515
Comcast Corp. - Class A	6,997	240,557
T-Mobile US, Inc.	3,175	266,382
Twitter, Inc.	8,158	200,360
Verizon Communications, Inc.	5,074	272,626
Walt Disney Co.	2,529	244,301
		1,470,741
Consumer, Cyclical - 4.12%
Advance Auto Parts, Inc.	2,245	209,503
CarMax, Inc.	3,334	179,469
Chipotle Mexican Grill, Inc.	391	255,870
DR Horton, Inc.	5,034	171,156
Genuine Parts Co.	3,346	225,286
Lennar Corp.	4,425	169,035
NIKE, Inc.	3,188	263,775
Under Armour, Inc. - Class A	21,530	198,291
		1,672,385
Consumer, Non-cyclical - 25.80%
Anthem, Inc.	1,021	231,808
Automatic Data Processing, Inc.	1,805	246,707
Boston Scientific Corp.	7,793	254,286
Brown-Forman Corp. - Class B	4,658	258,566
Centene Corp.	4,726	280,772
Coca-Cola Co.	5,016	221,958
Cooper Cos., Inc.	892	245,898
Coty, Inc.	32,404	167,205
Danaher Corp.	1,917	265,332
DENTSPLY SIRONA, Inc.	6,351	246,609
Edwards Lifesciences Corp.	1,361	256,712
Eli Lilly & Co.	2,085	289,231
Estee Lauder Cos., Inc.	1,532	244,109
Global Payments, Inc.	1,528	220,383
Henry Schein, Inc.	4,885	246,790
Hologic, Inc.	6,005	210,775
IDEXX Laboratories, Inc.	1,127	273,004
IHS Markit Ltd.	3,955	237,300
Illumina, Inc.	1,046	285,684
Intuitive Surgical, Inc.	506	250,576
IQVIA Holdings, Inc.	2,042	220,250
JM Smucker Co.	2,625	291,375
Kraft Heinz Co.	11,087	274,292
Kroger Co.	8,938	269,213
MarketAxess Holdings, Inc.	775	257,742
Medtronic PLC	2,882	259,899
Merck & Co., Inc.	3,558	273,753
Mondelez International, Inc. - Class A	5,097	255,258
Monster Beverage Corp.	4,234	238,205

M3Sixty Funds Trust

Cognios Market Neutral Large Cap Fund
Schedules of Invesments: Securities Sold Short
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 86.14%

PayPal Holdings, Inc.	2,539	243,084
Pfizer, Inc.	8,138	265,624
Quanta Services, Inc.	7,337	232,803
ResMed, Inc.	1,691	249,067
Rollins, Inc.	7,211	260,606
S&P Global, Inc.	1,013	248,236
STERIS PLC	1,792	250,826
Stryker Corp.	1,517	252,565
Teleflex, Inc.	846	247,760
Varian Medical Systems, Inc.	2,268	232,833
Verisk Analytics, Inc.	1,744	243,079
Zimmer Biomet Holdings, Inc.	2,194	221,770
Zoetis, Inc.	2,059	242,324
		10,464,269
Energy - 2.06%
Chevron Corp.	2,986	216,366
Exxon Mobil Corp.	5,792	219,922
Kinder Morgan, Inc.	14,541	202,411
Occidental Petroleum Corp.	9,037	104,648
ONEOK, Inc.	4,164	90,817
		834,164
Financials - 19.95%
Alexandria Real Estate Equities, Inc.	1,801	246,845
American Express Co.	2,602	222,757
American Tower Corp.	1,165	253,679
Aon PLC	1,321	218,018
Apartment Investment & Management Co.	5,749	202,077
Assurant, Inc.	2,367	246,381
AvalonBay Communities, Inc.	1,346	198,091
Boston Properties, Inc.	2,120	195,528
Cboe Global Markets, Inc.	2,460	219,555
Chubb Ltd.	1,974	220,476
CME Group, Inc.	1,314	227,204
Crown Castle International Corp.	1,783	257,465
Digital Realty Trust, Inc.	2,175	302,129
Duke Realty Corp.	8,256	267,329
Equinix, Inc.	462	288,551
Equity Residential	3,614	223,020
Essex Property Trust, Inc.	967	212,972
Extra Space Storage, Inc.	2,644	253,189
Federal Realty Investment Trust	2,413	180,034
First Republic Bank	2,873	236,390
Healthpeak Properties, Inc.	8,448	201,485
Iron Mountain, Inc.	9,010	214,438
Kimco Realty Corp.	16,116	155,842
Loews Corp.	6,206	216,155
Mastercard, Inc. - Class A	979	236,487
Mid-America Apartment Communities, Inc.	2,011	207,193
Prologis, Inc.	3,165	254,371
Realty Income Corp.	3,745	186,726
Regency Centers Corp.	4,775	183,503
SBA Communications Corp.	959	258,901

M3Sixty Funds Trust

Cognios Market Neutral Large Cap Fund
Schedules of Invesments: Securities Sold Short
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 86.14%

Simon Property Group, Inc.	2,398	131,554
Travelers Cos., Inc.	2,252	223,736
UDR, Inc.	5,942	217,121
Ventas, Inc.	5,519	147,909
Vornado Realty Trust	5,291	191,587
Welltower, Inc.	3,706	169,661
WR Berkley Corp.	4,300	224,331
		8,092,690
Industrials - 6.88%
Amcor PLC	30,363	246,548
Ball Corp.	3,764	243,380
Deere & Co.	1,802	248,964
Jacobs Engineering Group, Inc.	2,906	230,359
Johnson Controls International PLC	7,431	200,340
Kansas City Southern	1,867	237,445
Keysight Technologies, Inc.	2,974	248,864
L3Harris Technologies, Inc.	1,395	251,267
Martin Marietta Materials, Inc.	1,183	223,859
Roper Technologies, Inc.	799	249,136
TransDigm Group, Inc.	525	168,100
Vulcan Materials Co.	2,228	240,780
		2,789,042
Technology - 5.01%
Adobe, Inc.	811	258,093
Broadridge Financial Solutions, Inc.	2,810	266,472
Fidelity National Information Services, Inc.	1,976	240,361
Fiserv, Inc.	2,619	248,779
Intuit, Inc.	1,014	233,220
Jack Henry & Associates, Inc.	1,762	273,533
MSCI, Inc.	936	270,467
salesforce.com, Inc.	1,680	241,886
		2,032,811
Utilities - 14.60%
Alliant Energy Corp.	5,059	244,299
Ameren Corp.	3,371	245,510
American Electric Power Co., Inc.	2,925	233,941
American Water Works Co., Inc.	2,092	250,120
Atmos Energy Corp.	2,614	259,387
CenterPoint Energy, Inc.	12,573	194,253
CMS Energy Corp.	4,265	250,569
Consolidated Edison, Inc.	3,325	259,350
Dominion Energy, Inc.	3,305	238,588
DTE Energy Co.	2,502	237,615
Duke Energy Corp.	2,892	233,905
Edison International	4,133	226,447
Entergy Corp.	2,288	215,003
Evergy, Inc.	4,032	221,962
Eversource Energy	2,971	232,362
Exelon Corp.	6,344	233,523
FirstEnergy Corp.	6,073	243,345
NextEra Energy, Inc.	1,050	252,651
Pinnacle West Capital Corp.	2,935	222,444

M3Sixty Funds Trust

Cognios Market Neutral Large Cap Fund
Schedules of Invesments: Securities Sold Short
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 86.14%

PPL Corp.	9,210	227,303
Public Service Enterprise Group, Inc.	5,326	239,191
Sempra Energy	2,030	229,370
Southern Co.	4,274	231,394
WEC Energy Group, Inc.	2,802	246,940
Xcel Energy, Inc.	4,209	253,803
		5,923,275

TOTAL COMMON STOCK (Proceeds $39,932,408)		34,937,590

TOTAL SECURITIES SOLD SHORT (Proceeds $39,932,408)		$34,937,590

Percentages are stated as a percent of net assets.

(a) Non-income producing security

The following abbreviations are used in this portfolio:

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

M3Sixty Funds Trust
F/m Investments Large Cap Focused Fund
Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 98.19%

Communications - 14.03%
Alphabet, Inc. - Class A (a)	943	$1,095,719
Amazon.com, Inc. (a)	1,465	2,856,340
AT&T, Inc.	30,991	903,388
Charter Communications, Inc.	1,943	847,750
		5,703,197
Consumer, Cyclical - 6.06%
NIKE, Inc.	9,993	826,821
Tesla, Inc.	1,381	723,644
TJX Cos., Inc.	19,059	911,211
		2,461,676
Consumer, Non-cyclical - 17.67%
Avery Dennison Corp.	5,020	511,387
Boston Scientific Corp.	23,270	759,300
Coca-Cola Co.	19,426	859,601
Exact Sciences Corp. (a)	18,102	1,049,916
Intuitive Surgical, Inc.	1,859	920,595
Medtronic PLC	7,730	697,091
Procter & Gamble Co.	11,628	1,279,080
Thermo Fisher Scientific, Inc.	3,894	1,104,338
		7,181,308
Financials - 3.36%
Goldman Sachs Group, Inc.	4,905	758,264
Morgan Stanley	17,879	607,886
		1,366,150
Industrials - 6.43%
Keysight Technologies, Inc. (a)	11,400	953,952
Lockheed Martin Corp.	2,082	705,694
TransDigm Group, Inc.	2,981	954,486
		2,614,132
Technology - 50.64%
Adobe, Inc. (a)	5,167	1,644,346
Advanced Micro Devices, Inc. (a)	59,006	2,683,593
Apple, Inc.	13,161	3,346,711
DocuSign, Inc.	15,031	1,388,864
Fiserv, Inc. (a)	9,491	901,550
Lam Research Corp.	2,817	676,080
Micron Technology, Inc.	22,281	937,139
Microsoft Corp.	25,040	3,949,058
NVIDIA Corp.	5,240	1,381,264
RingCentral, Inc.	9,403	1,992,590
Splunk, Inc. (a)	13,303	1,679,238
		20,580,433

TOTAL COMMON STOCK (Cost $38,489,456)		39,906,896

TOTAL INVESTMENTS (Cost $38,489,456) - 98.19%		$39,906,896
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.81%		736,358
NET ASSETS - 100%		$40,643,254

Percentages are stated as a percent of net assets.

(a) Non-income producing security

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

M3Sixty Funds Trust

Notes to the Schedules of Investments

March 31, 2020 (Unaudited)

The following is a summary of the significant accounting policies followed by the Cognios Large Cap Value Fund (the “Value Fund”), the Cognios Market Neutral Large Cap Fund (the “Market Neutral Fund”) and the F/m Investments Large Cap Focused Fund (the “Focused Fund”) (formerly, the Cognios Large Cap Growth Fund) and, (collectively, the “Funds”) in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. Each Fund is a series of the M3Sixty Funds Trust.

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

M3Sixty Funds Trust

Notes to the Schedules of Investments

March 31, 2020 (Unaudited)

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of March 31, 2020:

Categories (a)	Level 1	Level 2	Level 3	Total
Value Fund:
Common Stock (b)	$29,648,848	—	—	$29,648,848
Total Investments in Securities	$29,648,848	—	—	$29,648,848
Market Neutral Fund: Assets:
Common Stock (b)	$41,504,506	—	—	$41,504,506
Short-Term Investments	1,080,365	—	—	1,080,365
Total Investments in Securities	$42,584,871	—	—	$42,584,871
Liabilities:
Common Stock (b)	$34,937,590	—	—	$34,937,590
Total Securities Sold Short (b)	$34,937,590	—	—	$34,937,590
Focused Fund:
Common Stock (b)	$39,906,896	—	—	$39,906,896
Total Investments in Securities	$39,906,896	—	—	$39,906,896

(a)             As of and during the nine month period ended March 31, 2020, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)             All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the nine month period ended March 31, 2020.

Non-Diversified Funds

The Focused Fund is a non-diversified Fund. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Focused Fund, because the value of each security will have a greater impact on the Focused Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Focused Fund than it would have in a diversified fund.

Short Sales

The Market Neutral Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation    that the market price of that security will decline.

When the Market Neutral Fund makes a short sale, it must borrow the security sold short and deliver a security equal in value to the security sold short to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Market Neutral Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that  the Market Neutral Fund replaces the borrowed security, the Market Neutral Fund will incur a loss; conversely, if the price declines, the Market Neutral Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

M3Sixty Funds Trust

Notes to the Schedules of Investments

March 31, 2020 (Unaudited)

To the extent that the Market Neutral Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short until the Market Neutral Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Market Neutral Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Market Neutral Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Market Neutral Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Market Neutral Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2020 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Value Fund	$35,556,920	$1,273,398	$(7,181,470)	$(5,908,072)
Market Neutral Fund	12,464,339	$8,308,330	$(13,125,388)	$ (4,817,058)
Focused Fund	38,554,221	5,056,205	(3,703,530)	1,352,675

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of the cost of securities received as in-kind subscriptions.